INVESTMENTS - Credit Loss Impairments (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Proceeds from sales	$ 1,030	$ 1,311	$ 6,054	$ 1,896	$ 8,213	$ 5,036		$ 1,225
Gross gains on sales	6	4	178	40	107	212		44
Gross losses on sales	(31)	(10)	(119)	(41)	(259)	(60)		(8)
Total OTTI	(4)	(1)	(4)	(15)	(15)	(68)		(42)
Non-credit losses recognized in OCI	0	0	0	0	0	0		0
Credit losses recognized in net income (loss)	(4)	(1)	(4)	(15)	(15)	(68)		(42)
Fixed Maturities - Credit Loss Impairments
Balances, beginning of period	17	144	18	239	239	(274)
Previously recognized impairments on securities that matured, paid, prepaid or sold	0	(31)	(1)	(140)	236	103
Recognized impairments on securities impaired to fair value this period	0	0	0	0		(17)	[1]
Impairments recognized this period on securities not previously impaired	4	0	4	14	(14)	(49)
Additional impairments this period on securities previously impaired	0	0	0	0	(1)	(2)
Increases due to passage of time on previously recorded credit losses	0	0	0	0	0	0
Accretion of previously recognized impairments due to increases in expected cash flows	0	0	0	0	0	0
Balances, end of period	$ 21	$ 113	21	113	18	239		$ (274)
Previously Reported [Member]
Fixed Maturities - Credit Loss Impairments
Balances, beginning of period			$ (18)	$ (239)	(239)
Balances, end of period					$ (18)	$ (239)

[1]	Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.